Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Wilshire Global Allocation Fund
Account Value [Line Items]
Account Value	$ 17,764	$ 15,999	$ 13,740	$ 16,721	$ 14,951	$ 13,358	$ 11,280	$ 12,169	$ 10,567	$ 10,004	$ 10,000
MSCI ACWI Net Total Return Index (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Net Total Return Index (USD)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764	10,000
Bloomberg Global Aggregate USD Hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate USD Hedged
Account Value	$ 12,201	11,800	11,013	12,405	12,580	11,915	11,010	10,819	10,501	10,102	10,000
65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	65/35 MSCI ACWI IMI/Bloomberg Global Agg(Hedged)
Account Value	$ 19,201	$ 17,186	$ 14,753	$ 17,503	$ 15,755	$ 13,917	$ 11,601	$ 12,325	$ 10,603	$ 9,912	$ 10,000